Concentration of risks (Details Textual)	1 Months Ended	12 Months Ended
	Jul. 31, 2005	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk, Percentage		10.00%	10.00%	10.00%
Percentage of Appreciation in RMB over US Dollar	20.00%